Share capital, share premium and own shares	6 Months Ended
Jun. 30, 2020
Share capital, share premium and own shares
Share capital, share premium and own shares

C8     Share capital, share premium and own shares

	30 Jun 2020			31 Dec 2019
		Share	Share		Share	Share
	Number of	capital	premium	Number of ordinary	capital	premium
Issued shares of 5p each fully paid:	ordinary shares	$m	$m	shares	$m	$m
Balance at beginning of period	2,601,159,949	172	2,625	2,593,044,409	166	2,502
Shares issued under share-based schemes	7,700,498	—	10	8,115,540	—	22
Impact of change in presentation currency	—	—	—	—	6	101
Balance at end of period	2,608,860,447	172	2,635	2,601,159,949	172	2,625

Options outstanding under save as you earn schemes to subscribe for shares at each period end shown below are as follows:

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2020	2,197,782	1,104	p	1,455	p	2025
31 Dec 2019	3,805,447	1,104	p	1,455	p	2025

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) either in relation to its employee share schemes or, up until the demerger of its UK and Europe operations (M&G plc) in October 2019, via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of $237 million at 30 June 2020 (31 December 2019: $183 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 30 June 2020, 11.5 million (31 December 2019: 8.4 million) Prudential plc shares with a market value of $173 million (31 December 2019: $161 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the period was 11.5 million which was in June 2020.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made.

The Company purchased the following number of shares in respect of employee incentive plans:

	Number of shares
	purchased	Cost*
	(in millions)	$m
Half year 2020	5.8	75.2
Full year 2019	3.7	73.8

*     The cost in US dollars shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.

The Group consolidated a number of authorised investment funds where it was deemed to control these funds under IFRS up until the demerger in October 2019. Some of these funds held shares in Prudential plc and the cost of acquiring these shares was included in the cost of own shares in 2019.

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above, the Group did not purchase, sell or redeem any Prudential plc listed securities during half year 2020 or 2019.